Convertible bonds (Details) ¥ in Thousands			6 Months Ended
	Sep. 05, 2023 USD ($)	Jul. 06, 2023 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)
Convertible bonds
Principal amount				$ 25,000,000
Convertible instrument rate				5.00%
Debt securities price				$ 25,000,000
Aggregate principal amount		$ 39,500,000	¥ 29,785
July 3, 2024
Convertible bonds
Principal amount		$ 30,000,000
Borrowings, maturity		July 3, 2024
September 2, 2024
Convertible bonds
Principal amount	$ 40,000,000
Borrowings, maturity	September 2, 2024